Investments accounted for using the equity method - Carrying value associates (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TOGG
Associates
Investments in associates	₺ 2,288,646	₺ 1,344,216